Equity accounted investments - Rand - Narrative (Details) R in Millions		12 Months Ended
	Dec. 18, 2014 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($)
EQUITY-ACCOUNTED INVESTMENTS
Loan | $					$ 383,000,000	$ 200,000
Reversal of impairment		R 7	R 0	R 2
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Proportion of ownership interest in associate		44.40%
Amount of draw down from loan	R 1,029
Loan	1,200
Reversal of impairment		R 0	R 0	R 120
Rand Refinery | Subordinated shareholders loan
EQUITY-ACCOUNTED INVESTMENTS
Loan	R 385
Debt term		2 years